As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments ― March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 122.0%
The Arbitrage - 1 Portfolio	2,973,816	$26,704,869
The Income Arbitrage Portfolio (a)	4,147,846	28,537,182
The Distressed/Hedged Income Portfolio	7,592,519	39,253,322
The Distressed Securities & Special Situations-1 Portfolio	7,826,460	39,680,150
The Energy and Natural Resources Portfolio (a)	6,545,571	32,073,297
The Global Hedged Income-1 Portfolio (a)	3,601,479	24,850,204
The Long/Short Equity Hedge Portfolio (a)	3,509,131	21,019,695
The Long/Short Equity - Earnings Revision - 1 Portfolio (a)	1,209,307	14,052,151
The Long/Short Equity - Growth - 1 Portfolio (a)	2,001,608	16,413,182
The Long/Short Equity - International - 1 Portfolio (a)	1,669,140	14,154,303
The Long/Short Equity Market Neutral Portfolio (a)	3,618,928	34,452,191
The Long/Short Equity - REIT - 1 Portfolio	1,365,486	12,562,472
The Event Driven and Risk Arbitrage Portfolio (a)	2,364,633	18,302,262
TOTAL COMMON STOCKS (Cost $436,132,711)		$322,055,280

	Principal
	Amount
REPURCHASE AGREEMENTS - 8.3%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $21,838,702 (b)	$21,838,635	21,838,635
TOTAL REPURCHASE AGREEMENTS (Cost $21,838,635)		$21,838,635

Total Investments (Cost $457,971,346) - 130.3%		343,893,915
Liabilities in Excess of Other Assets - (30.3)%		(79,975,394)
TOTAL NET ASSETS - 100.0%		$263,918,521

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$460,518,404
Gross unrealized appreciation	12,131,685
Gross unrealized depreciation	(128,756,174)
Net unrealized appreciation (depreciation)	$(116,624,489)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$322,055,280	$—	$—
Level 2 - Other significant observable inputs	21,838,635	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$343,893,915	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments ― March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 117.8%
The Arbitrage - 1 Portfolio	75,506	$519,478
The Distressed/Hedged Income Portfolio	114,022	589,495
The Distressed Securities & Special Situations - 1 Portfolio	67,321	341,317
The Energy and Natural Resources Portfolio (a)	197,173	966,146
The Global Hedged Income - 1 Portfolio (a)	199,339	1,375,440
The Long/Short Equity Hedge Portfolio (a)	42,639	255,405
The Long/Short Equity - Growth - 1 Portfolio (a)	18,482	151,551
The Long/Short Equity - International - 1 Portfolio (a)	31,659	268,464
The Long/Short Equity Market Neutral Portfolio (a)	151,172	1,439,153
TOTAL COMMON STOCKS (Cost $8,538,325)		$5,906,449

	Principal
	Amount
REPURCHASE AGREEMENTS - 5.2%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $259,863 (b)	$259,862	259,862
TOTAL SHORT TERM INVESTMENTS (Cost $259,862)		$259,862

Total Investments (Cost $8,798,187) - 123.0%		6,166,311
Liabilities in Excess of Other Assets - (23.0)%		(1,154,799)
TOTAL NET ASSETS - 100.0%		$5,011,512

Footnotes

Percentages are stated as a percent of net assets
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$8,830,830
Gross unrealized appreciation	15,958
Gross unrealized depreciation	(2,680,477)
Net unrealized appreciation (depreciation)	$(2,664,519)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$5,906,449	$—	$—
Level 2 - Other significant observable inputs	259,862	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$6,166,311	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    AIP Alternative Strategies Funds

By (Signature and Title)    /s/Lee Schultheis
Lee Schultheis, President

Date    May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Lee Schultheis
Lee Schultheis, President

Date    May 27, 2009

By (Signature and Title)*    /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer and Chief Financial Officer

Date    May 28, 2009

* Print the name and title of each signing officer under his or her signature.